Cover	Apr. 25, 2023
Cover [Abstract]
Entity Central Index Key	0000318300
Amendment Flag	true
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	PEOPLES BANCORP INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-16772
Entity Tax Identification Number	31-0987416
Entity Address, Address Line One	138 Putnam Street, PO Box 738
Entity Address, City or Town	Marietta,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45750-0738
City Area Code	(740)
Local Phone Number	373-3155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PEBO
Security Exchange Name	NASDAQ
Document Type	8-K/A
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTEThis Current Report on Form 8-K/A is being furnished by Peoples Bancorp Inc. ("Peoples") to the Securities and Exchange Commission (the "SEC") in respect of the Current Report on Form 8-K furnished by Peoples to the SEC on April 25, 2023 and accepted at 08:06 a.m., EDT.Please be advised that the version of Peoples Bancorp Inc.'s First Quarter 2023 Earnings Release included as Exhibit 99.1 to this Current Report on Form 8-K/A replaces the prior version submitted at 08:06 a.m., EDT on April 25, 2023 with the Current Report on Form 8-K (the "Prior Version"). The Prior Version submitted included inaccuracies in the reported amounts for (i) earnings per common share – basic, (ii) earnings per common share – diluted, (iii) weighted-average common shares outstanding – basic, (iv) weighted-average common shares outstanding – diluted and (v) pre-provision net revenue per common share – diluted throughout Exhibit 99.1 included therewith, which have been corrected in the version included as Exhibit 99.1 to the Current Report on Form 8-K/A. The news release included as Exhibit 99.2 to the Current Report on Form 8-K/A is unchanged.